Share Capital And Equity Compensation - Additional Information (Details) shares in Thousands, $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 03, 2023 shares	Feb. 08, 2023 shares	Dec. 31, 2023 USD ($) shares	Mar. 31, 2023 shares $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Oct. 03, 2023 USD ($)	Apr. 20, 2023 shares	Feb. 16, 2023 shares	Jan. 25, 2022 shares	Dec. 31, 2021 shares
Disclosure Of Equity Compensation [Line Items]
Equity compensation expense					$ 8,399	$ 2,602
Number of Options, Exercised | shares						992
Number of options granted | shares	1,740		1,740
Adjusted contributed surplus							$ 16,097
General Motors Holding LLC
Disclosure Of Equity Compensation [Line Items]
Percentage of voting equity interests acquired			100.00%		100.00%
General Motors Holding LLC | Investment Tranche One
Disclosure Of Equity Compensation [Line Items]
Common shares issued | shares									15,002
Arena Minerals [Member]
Disclosure Of Equity Compensation [Line Items]
Common shares issued | shares								8,456
Percentage of voting equity interests acquired								100.00%
Millennial [Member]
Disclosure Of Equity Compensation [Line Items]
Common shares issued | shares										13,199
Percentage of voting equity interests acquired										100.00%
Restricted Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares						140
Number of shares granted post-separation | shares			878		878
Fair value of shares granted			$ 4,744		$ 4,744
Unrecognized compensation cost related to unvested share based compensation arrangements					4,794	$ 1,804
Equity compensation expense					$ 4,893	$ 4,526
Number of outstanding shares | shares			2,247		2,247	2,367					2,355
Number of shares outstanding prior to separation | shares			2,171		2,171
Operating expenses of continuing operations					$ 2,978
Operating expenses of discontinued operations					964
Capitalized income (loss)					951
Restricted Share Units | Lithium Americas
Disclosure Of Equity Compensation [Line Items]
Operating expenses of continuing operations					1,195
Operating expenses of discontinued operations					$ 450
Deferred Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares						23
Number of shares granted post-separation | shares			325		325
Fair value of shares granted			$ 1,758		$ 1,758
Number of outstanding shares | shares			438		438	252					242
Number of shares outstanding prior to separation | shares			225		225
Performance Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares		204		204		73
Unrecognized compensation cost related to unvested share based compensation arrangements					$ 965	$ 2,861
Equity compensation expense					$ 4,672	$ 2,112
Number of outstanding shares | shares			874		874	766					744
Number of shares outstanding prior to separation | shares			749		749
Operating expenses of continuing operations					$ 3,375
Operating expenses of discontinued operations					1,113
Capitalized income (loss)					184
Performance Share Units | Lithium Americas
Disclosure Of Equity Compensation [Line Items]
Equity compensation expense					1,544
Performance Share Units | Lithium Argentina
Disclosure Of Equity Compensation [Line Items]
Operating expenses of continuing operations					$ 2,263
Equity Incentive Plan
Disclosure Of Equity Compensation [Line Items]
Common shares issued | shares			14,401	525	14,401
Weighted average share price at the time of exercise of options | $ / shares				$ 32.26
Equity compensation expense					$ 288
Equity Incentive Plan | Cashless Exercise Provision Stock Option Plan
Disclosure Of Equity Compensation [Line Items]
Number of Options, Exercised | shares				670